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                                                                 Lindsey Edwards
                                                               Corporate Counsel

Brighthouse Life Insurance Company
11225 North Community Road
Charlotte, NC  28277

                                          March 8, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

       Re:   Brighthouse Separate Account A
             (formerly MetLife Investors USA Separate Account A)
             File No. 811-03365
             -----------------------------------------------

Commissioners:

The Annual Reports dated December 31, 2016 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Brighthouse Separate Account A (formerly MetLife Investors USA Separate Account
A) of Brighthouse Life Insurance Company (formerly MetLife Insurance Company
USA) pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Report for the Alger Small Cap Growth Portfolio of The Alger Portfolios is incorporated by reference as filed on Form N-CSR, CIK
No. 0000832566, File No. 811-05550.

The Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual Report for the BlackRock Global Allocation V.I. Series of BlackRock Variable Series Funds, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000355916, File No. 811-03290.

The Annual Report for the Deutsche I CROCI International Series of Deutsche Variable Series I is incorporated by reference as filed on Form N-CSR, CIK No. 0000764797, File No. 811-04257.

The Annual Reports for certain portfolios of Federated Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000912577, File No. 811-08042.

The Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK
No. 0000837274, File No. 811-05583.

The Annual Report for the Ivy VIP Asset Strategy Series of Ivy Funds Variable Insurance Portfolios is incorporated by reference as filed on Form N-CSR, CIK No. 0000810016, File No. 811-05017.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No 811-21128.

The Annual Report for the Western Asset Variable Global High Yield Bond Portfolio of Legg Mason Partners Variable Income Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No 811-06310.

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The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Reports for certain series of MFS Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The Annual Report for the Neuberger Berman Genesis Series of Neuberger Berman Equity Funds is incorporated by reference as filed on Form N-CSR, CIK
No. 0000044402, File No. 811-00582.

The Annual Reports for certain series of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000752737, File
No. 811-04108.

The Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File
No. 811-08399.

The Annual Report for the Pioneer VCT Real Estate Shares Portfolio of Pioneer Variable Contracts Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000930709, File No. 811-08786.

The Annual Report of T. Rowe Price Government Money Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000316968, File No. 811-02603.

The Annual Report of the T. Rowe Price Growth Stock Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000080257, File No. 811-00579.

The Annual Report of the T. Rowe Price International Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000313212, File No. 811-02958.

The Annual Report of the 1919 Socially Responsive Balanced Fund of Trust for Advised Portfolios is incorporated by reference as filed on Form N-CSR, CIK No. 0001261788, File No. 811-21422.

The Annual Report for the UIF Global Infrastructure Portfolio of The Universal Institutional Funds, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607.

The Annual Report for the Van Eck VIP Long/Short Index Series of Van Eck VIP Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000811976, File No. 811-05083.

The Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual Report for the Mid Cap Portfolio of Variable Insurance Products Fund III is incorporated by reference as filed on Form N-CSR, CIK
No. 0000927384, File No. 811-07205.

The Annual Reports for certain portfolios of Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361.


Sincerely,

/s/ Lindsey Edwards

Lindsey Edwards, Esq.
Corporate Counsel
Brighthouse Life Insurance Company